Net Loss Per Share of Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Net Loss Per Share of Common Stock [Abstract]
Schedule of Diluted Net Loss Per Share

The following table summarizes the number of shares of Common Stock issuable upon conversion or exercise, as applicable, of convertible securities, stock options, and warrants that were not included in the calculation of diluted net loss per share because such shares are anti-dilutive:

	For the three months ended March 31,	For the period from February 14, 2024 through March 31,	For the period from January 1, 2024 through February 14,
	2025	2024	2024
	(Successor)	(Successor)	(Predecessor)
Conversion of convertible preferred stock issued and outstanding	2,568,240	10,541	17,995
Conversion of convertible preferred stock underlying convertible preferred stock warrants	-	2,374	1,192
Exercise of warrants for common stock	3,405,479	101,602	-
Common stock underlying outstanding options (2024 Plan)	471,199	46,194	504
	6,444,918	160,711	19,691

The following table summarizes the number of shares of Common Stock issuable upon conversion or exercise, as applicable, of convertible securities, stock options, and warrants that were not included in the calculation of diluted net loss per share because such shares are anti-dilutive:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Conversion of convertible preferred stock issued and outstanding	1,074,790	17,995
Conversion of convertible preferred stock underlying convertible preferred stock warrants	163,704	1,192
Exercise of public warrants and common warrants into common stock	263,866	-
Common stock underlying outstanding options (2024 Plan)	64,948	504
	1,567,308	19,691